Nature of Business - Additional Information (Details) - USD ($)	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Organization Consolidation And Presentation [Line Items]
Working capital		$ 20,675,677
Accumulated deficit		(47,871,842)	$ (29,817,687)
Cash		7,188,553
Marketable securities		15,861,620	$ 0
Accounts payable and accrued expenses		$ 3,549,609
IPO
Organization Consolidation And Presentation [Line Items]
Working capital					$ 14,600,000
June 2021 Offering
Organization Consolidation And Presentation [Line Items]
Working capital				$ 41,100,000
January 2023 Offering | Subsequent Event [Member]
Organization Consolidation And Presentation [Line Items]
Working capital	$ 8,700,000